Investment Securities - Gross Unrealized Losses and Fair Value of Company's Investment Securities (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	$ 21,983
Unrealized Losses Less Than 12 Months	(118)
Fair Value 12 Months or Greater	30,613
Unrealized Losses 12 Months or Greater	(330)
Fair Value Total	52,596
Unrealized Losses Total	(448)
Other Asset-Backed Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value 12 Months or Greater	2
Fair Value Total	2
U.S. Treasury and Agencies [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	3,869
Unrealized Losses Less Than 12 Months	(40)
Fair Value 12 Months or Greater	6,265
Unrealized Losses 12 Months or Greater	(27)
Fair Value Total	10,134
Unrealized Losses Total	(67)
Residential Mortgage-Backed Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	16,292
Unrealized Losses Less Than 12 Months	(46)
Fair Value 12 Months or Greater	24,346
Unrealized Losses 12 Months or Greater	(303)
Fair Value Total	40,638
Unrealized Losses Total	(349)
Commercial agency mortgage-backed securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	1,453
Unrealized Losses Less Than 12 Months	(29)
Fair Value Total	1,453
Unrealized Losses Total	(29)
Obligations of State and Political Subdivisions [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	365
Unrealized Losses Less Than 12 Months	(3)
Fair Value Total	365
Unrealized Losses Total	(3)
Corporate Debt Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	4
Fair Value Total	$ 4